RISK MANAGEMENT - Risk Management - Value at risk (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 823,990	$ 568,537
Interest rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	170,819	158,200
Interest rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	81,513	108,112
Interest rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	106,016	55,021
Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	157,021	154,477
Exchange rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	55,652	379,406
Exchange rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	968	2,995
Exchange rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	4,562	5,280
Exchange rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	52	80
Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	5,463	4,129
Equity price | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	13,692	10,964
Equity price | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	180	348
Equity price | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	13,507	12,119
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	374,843	321,177
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	52,155	4,733
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,518	14,577
Mutual funds | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	4,017	2,931
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	2,487	2,731
Minimum | Interest rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	622,739	444,950
Minimum | Interest rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	112,623	125,615
Minimum | Interest rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	81,513	107,694
Minimum | Interest rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	24,002	22,193
Minimum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	124,737	67,499
Minimum | Exchange rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	55,652	277,932
Minimum | Exchange rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	762	104
Minimum | Exchange rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	2,648	4,699
Minimum | Exchange rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	1	1
Minimum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	441	610
Minimum | Equity price | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	11,210	8,394
Minimum | Equity price | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	176	22
Minimum | Equity price | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	10,807	10,864
Minimum | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	301,449	270,918
Minimum | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	7,756	4,317
Minimum | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	14,577	8,701
Minimum | Mutual funds | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	81	489
Minimum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	2,097	2,577
Weighted Average | Interest rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	735,519	520,569
Weighted Average | Interest rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	148,239	144,188
Weighted Average | Interest rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	98,609	108,389
Weighted Average | Interest rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	71,458	40,628
Weighted Average | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	151,817	104,128
Weighted Average | Exchange rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	228,834	334,039
Weighted Average | Exchange rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	4,529	2,458
Weighted Average | Exchange rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	4,693	5,155
Weighted Average | Exchange rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	39	27
Weighted Average | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	3,265	2,599
Weighted Average | Equity price | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	12,636	9,601
Weighted Average | Equity price | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	247	22
Weighted Average | Equity price | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	12,339	11,085
Weighted Average | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	324,265	308,799
Weighted Average | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	41,097	4,556
Weighted Average | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,025	10,769
Weighted Average | Mutual funds | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	1,468	628
Weighted Average | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	2,667	2,935
Maximum | Interest rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	838,104	607,973
Maximum | Interest rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	170,819	162,628
Maximum | Interest rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	117,115	109,605
Maximum | Interest rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	108,019	55,972
Maximum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	174,718	156,208
Maximum | Exchange rate | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	429,800	383,189
Maximum | Exchange rate | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	21,198	4,426
Maximum | Exchange rate | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,280	5,615
Maximum | Exchange rate | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	174	80
Maximum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	6,449	4,867
Maximum | Equity price | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	13,692	10,964
Maximum | Equity price | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	348	23
Maximum | Equity price | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	13,507	11,283
Maximum | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	374,843	322,458
Maximum | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	52,216	4,733
Maximum | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,518	14,954
Maximum | Mutual funds | Banco Commercial Av Villas S A
Disclosure of financial assets [line items]
Value at risk	4,017	2,931
Maximum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	$ 3,241	$ 3,473